Income Taxes - Schedule of Company's Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	$ (28,997)	$ (20,117)	$ (2,839,034)
Deferred tax recovery (expense)	(76,324)	83,010	(265,096)
Total income tax recovery (expense)	$ (105,321)	$ 62,893	$ (3,104,130)